SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2025
Accounting Policies [Abstract]
Schedule of net deferred tax assets

	May 31, 2025	May 31, 2024
Deferred tax assets:
NOL Carryover	$1,707,402	$1,603,025
Valuation allowance	(1,707,402)	(1,603,025)
Net deferred tax asset	$–	$–

Schedule of provision for income taxes

	May 31, 2025	May 31, 2024
Expected tax (benefit) at 21%	$(199,175)	$(34,746)
Non-deductible expense (non-taxable income) from derivative liability	88,139	(190,247)
Non-deductible amortization of debt discounts	6,659	23,340
Change in valuation allowance	104,377	201,653
Provision for income taxes	$–	$–